                              ING INVESTORS TRUST

                        Supplement dated January 12, 2006
 to the Adviser Class Prospectus, Institutional Class Prospectus, Service Class
      Prospectus, and Service 2 Class Prospectus each dated April 29, 2005

     Regarding the Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses, each dated April 29, 2005, effective immediately, the following section is inserted prior to the section entitled "Net Asset Value" found on page 75 of the Adviser Class Prospectus, page 85 of the Institutional Class Prospectus, page 78 of the Service Class Prospectus and page 79 of the Service 2 Class Prospectus:

                  PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS

PERFORMANCE OF SIMILARLY MANAGED MUTUAL FUNDS. ING Evergreen Health Sciences Portfolio, ING Evergreen Omega Portfolio, ING JPMorgan Value Opportunities Portfolio, ING Marsico International Opportunities Portfolio, ING MFS Utilities Portfolio, ING PIMCO High Yield Portfolio, ING Pioneer Fund Portfolio, ING Pioneer Mid Cap Value Portfolio and ING Wells Fargo Mid Cap Disciplined Portfolio have substantially the same investment objectives, policies and investment strategies as existing mutual funds ("Comparable Funds") that are sold directly to the public on a retail basis or through variable products and that are advised or sub-advised by EIMC, JPMorgan, Marsico, MFS, PIMCO, Pioneer or Wells Capital Management.

While the above-mentioned Portfolios are managed in a manner similar to that of the Comparable Funds whose historical performance is presented below, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by a Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences, were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for a Portfolio, the sub-advisers of certain portfolios may manage substantially similar mutual funds, the performance of which is not shown.

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The following table shows the average annual total returns of the Comparable
Funds for the stated periods ended November 30, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)

                                                                                                            10 YEARS
                                                                                                           (OR SINCE
                                                                       1 YEAR    3 YEARS     5 YEARS      INCEPTION)
Evergreen Health Care Fund - Class I (EHCYX )                          13.41%     18.40%       7.65%       21.00%(2)
(Comparable to ING Evergreen Health Sciences Portfolio)
S&P 500 Index                                                           8.44%     12.10%       0.64%       (1.15)%(3)
S&P 1500 Supercomposite Healthcare Sector Index                        10.26%      7.01%      (2.40)%       2.85%(3)

Evergreen Omega Fund - Class I (EOMYX)                                  6.31%     12.63%      (1.15)%       7.28%(4)
(Comparable to ING Evergreen Omega Portfolio)
Russell 1000(R) Growth Index                                            9.73%     10.68%      (4.14)%       4.38%(5)

JP Morgan Value Opportunities Fund - Class A (JVOAX)                    6.44%     16.25%         --         8.98%(6)
(Comparable to ING JP Morgan Value Opportunities Portfolio)
Russell 1000(R) Value Index                                             9.96%     15.52%         --         8.20%(7)

Marsico International Opportunities Fund (MIOFX)                       14.86%     20.35%       8.35%        6.18%(8)
(Comparable to ING Marsico International Opportunities Portfolio)
MSCI EAFE(R) Index                                                     13.72%     20.93%       4.72%        1.59%(9)

MFS Utilities - Class I (MMUIX)                                        20.49%     27.27%       4.32%       11.26%(10)
(Comparable to ING MFS Utilities Portfolio)
S&P 500 Utilities Index                                                18.55%     23.46%      (0.71)%       6.82%(11)

PIMCO High Yield Fund - Class A (PHDAX)                                 4.66%     12.10%       7.89%        6.42%(12)
(Comparable to ING PIMCO High Yield Portfolio)
Merrill Lynch U.S. High Yield BB-B Rated Constrained Index              3.64%     11.82%       8.65%        6.11%(13)
Merrill Lynch U.S. High Yield BB-B Rated Index                          4.02%     12.84%       8.50%        5.31%(13)

Pioneer Fund - Class A (PIODX)                                          9.11%     11.66%       1.19%       10.11%
(Comparable to ING Pioneer Fund Portfolio)
S&P 500 Index                                                           8.44%     12.10%       0.64%        9.28%

Pioneer Mid Cap Value Fund - Class Y (PCGRX)                           10.97%     19.64%      12.76%        9.49%(14)
(Comparable to ING Pioneer Mid Cap Value Portfolio)
Russell Midcap(R) Value Index                                          15.89%     22.98%      13.90%       11.12%(15)

Wells Fargo Advantage Mid Cap Disciplined Fund - Class I (SMCDX)       10.89%     20.99%      14.69%       17.18%(16)
(Comparable to ING Wells Fargo Mid Cap Disciplined Portfolio)
Russell Midcap(R) Value Index                                          15.89%     22.98%      13.90%       11.30%(17)
Russell Midcap(R) Index                                                16.25%     21.72%       9.83%        9.73%(17)

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(1)  The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the United States. The S&P 1500 Supercomposite Healthcare Sector Index is an unmanaged index tracking the performance of healthcare stocks within the S&P 500 Index, S&P MidCap 400 Index and the S&P SmallCap 600 Index. The Russell 1000(R) Growth Index measures the performance of 1000 of the largest U.S. domiciled companies. The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The MSCI EAFE(R) Index is an unmanaged index that measures the performance of securities listed on exchanges in markets in Europe, Australasia and the Far East. The S&P 500 Utilities Index measures the performance of the utilities sector. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg) does not exceed 2%. The Merrill Lynch U.S. High Yield BB-B Rated Index is an unmanaged index of bonds rated BB and -B by Moody's Investors Services and Standard & Poor's, respectively. The Merrill Lynch U.S. High Yield BB-B Rated Constrained Index is intended to be the comparative index for the Portfolio. The Russell Midcap(R) Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap(R) Index measures the performance of the smallest 800 companies in the Russell 1000(R) Index.
(2)  The Comparable Fund commenced operations December 22, 1999.
(3)  The Index returns are for the period beginning January 1, 2000.
(4)  Class I shares of the Comparable Fund commenced operations January 13,
     1997.
(5)  The Index return is for the period beginning February 1, 1997.
(6)  The Comparable Fund commenced operations December 31, 2001.
(7)  The Index return is for the period beginning January 1, 2002.
(8)  The Comparable Fund commenced operations on June 30, 2000.
(9)  The Index return is for the period beginning on July 1, 2000.
(10) Class I shares of the Comparable Fund commenced operations December 31,
     1996.
(11) The Index return is for the period beginning January 1, 1997.
(12) Class A shares of the Comparable Fund commenced operations January 13,
     1997.
(13) The Index returns are for the period beginning February 1, 1997.
(14) Class Y shares of the Comparable Fund commenced operations July 2, 1998.
(15) The Index return is for the period beginning August 1, 1998.
(16) The Comparable Fund commenced operations December 31, 1998.
(17) The Index returns are for the period beginning January 1, 1999.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST

                        Supplement dated January 12, 2006
    to the Adviser Class Prospectus, Institutional Class Prospectus, Service Class Prospectus and Service 2 Class Prospectus for ING Wells Fargo Small
             Cap Disciplined Portfolio each dated November 30, 2005

     Regarding the Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectuses for Wells Fargo Mid Cap Disciplined Portfolio, each dated November 30, 2005, effective immediately, the following section is inserted prior to the section entitled "Net Asset Value" found on page 13 of the Adviser Class Prospectus, the Institutional Class Prospectus, the Service Class Prospectus and the Service 2 Class Prospectus:

                 PERFORMANCE OF A SIMILARLY MANAGED MUTUAL FUND

PERFORMANCE OF A SIMILARLY MANAGED MUTUAL FUND. ING Wells Fargo Small Cap Disciplined Portfolio has substantially the same investment objective, policies and investment strategies as an existing mutual fund ("Comparable Fund") that is sold directly to the public on a retail basis and that is advised or sub-advised by Wells Capital Management.

While ING Wells Fargo Small Cap Disciplined Portfolio is managed in a manner similar to that of the Comparable Fund whose historical performance is presented below, investors should be aware that the Portfolio is not the same fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolio, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund may be lower than the total operating expenses of ING Wells Fargo Small Cap Disciplined Portfolio. In such instances, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolio had been used to compute the Comparable Fund's performance.

The historical performance of the Comparable Fund is presented below. You should not consider the performance of the Comparable Fund as an indication of the future performance of the Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. IF THE INSURANCE FEES OR CHARGES WERE INCLUDED, THE PERFORMANCE RESULTS WOULD BE LOWER. The results shown below reflect the reinvestment of dividends and distributions, and, aside from fee and expense differences were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund is shown for the Portfolio, the Sub-Adviser of the Portfolio may manage substantially similar mutual funds, the performance of which is not shown.

The following table shows the average annual total return of the Comparable Fund for the stated periods ended November 30, 2005, as well as a comparison with the performance of the applicable benchmarks.(1)

                                                                                                          10 YEARS
                                                                                                         (OR SINCE
                                                                   1 YEAR    3 YEARS     5 YEARS        INCEPTION)
Wells Fargo Advantage Small Cap Disciplined Fund - Class I (SCOVX)   2.47%     26.50%         --          18.53%(2)
(Comparable to ING Wells Fargo Small Cap Disciplined
Portfolio)
Russell 2000(R) Value Index                                          8.04%     21.71%         --          12.15%(3)
Russell 2000(R) Index                                                8.14%     20.01%         --           9.60%(3)

----------
(1) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000(R) Index represents the 2,000 smallest companies in the Russell 3000(R) Index, which contains the 3,000 largest U.S. companies, based on total market capitalization.
(2)  The Comparable Fund commenced operations on March 28, 2002.
(3)  The Index returns are for the period beginning April 1, 2002.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE